U.S. EQUITY FUNDS

JPMorgan Small Cap Core Fund

(Select Class Shares)

Supplement dated September 15, 2016

to the Prospectus, Summary Prospectus and Statement of Additional Information

dated November 1, 2015, as supplemented

Effective immediately, all references to Select Class Shares are hereby deleted.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS, SUMMARY PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-SCC-916